INVESTMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income From Investments [Abstract]
Short-term investments	$ 406	$ 0
Investments in private entities	4,663	2,057
Investments in associates	13,301	256
Gain on sale of investments held for sale	1,500	0
Total	$ 19,870	$ 2,313